7. Prepayments and other current assets (Details) (ZHEJIANG, CNY) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
ZHEJIANG
Contracts costs incurred plus estimated earnings	548,026	198,706
Less: Progress billings	(424,397)	(98,957)
Cost and estimated earnings in excess of billings	123,629	99,749